Shareholder Report, Holdings (Details) - Fidelity Commodity Strategy Central Fund	Jul. 31, 2026
MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	32.30%
DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	64.80%
AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	30.40%
AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	22.90%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	46.70%